Insurance - Additional Information (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Onerous contract losses	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Insurance contracts issued
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	32.0	$ 18.0	115.0	$ 49.0
Contractual service margin	1,687.0		1,687.0		$ 1,528.0
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 338.0		$ 338.0		$ 312.0